Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Income Statement [Abstract]
Revenues		$ 5,433,375	$ 5,136,153		$ 5,944,190
Cost of revenues		(3,606,481)	(3,454,368)		(4,406,421)
Gross profit		1,826,894	1,681,785		1,537,769
Operating expenses
Selling and marketing expenses		(206,314)	(18,030)		(36,194)
General and administrative expenses		(2,781,075)	(1,621,513)		(1,102,870)
Total operating expenses		(2,987,389)	(1,639,543)		(1,139,064)
Operating (loss) income		(1,160,495)	42,242		398,705
Other income (expenses), net
Other income, net		971,391	111,837		23,019
Interest income		6,953	518		21
Interest expense		(778,656)	(46,179)		(77,757)
Total other income (expenses), net		199,688	66,176		(54,717)
(Loss) Income before taxes		(960,807)	108,418		343,988
Tax income (expense)		486,706		[1]	(208,141)	[1]
Net (loss) income		(474,101)	108,418	[1]	135,847	[1]
Less: net income (loss) attributable to non-controlling interests		50,542	(21,775)		(322,820)
Net (loss) income attributable to the shareholders of the Company		(524,643)	130,193		458,667
Other comprehensive income (loss)
Foreign currency translation adjustment		32,529	(22,704)		(1,920)
Total comprehensive (loss) income		(441,572)	85,714		133,927
Less: total comprehensive (loss) income attributable to non-controlling interests		56,908	(27,621)		(323,458)
Total comprehensive (loss) income attributable to the shareholders of the Company		$ (498,480)	$ 113,335		$ 457,385
Earnings per share – basic (in Dollars per share)		$ (1.32)	$ 3.53		$ 4.72
– diluted (in Dollars per share)		$ (0.64)	$ 3.53		$ 4.72
Weighted average shares outstanding - basic (in Shares)	[2]	358,108	30,757		28,797
- diluted (in Shares)		743,323	30,757		28,797

[1]	Re-presented as mentioned in Note 23
[2]	Adjusted retrospectively for reverse stock split that was effected in February 2025 of 1 share for every 20 existing share issued.